FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 January 6, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS (the "Trust")
            Federated Kaufmann Fund
            Federated Kaufmann Small Cap Fund
           1933 Act File No. 2- 91090
           1940 Act File No. 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 65_ on January 6, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                    Todd P. Zerega
                                                    Assistant Secretary